CONCENTRATIONS	6 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
CONCENTRATIONS

11. CONCENTRATIONS

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. The Company has not experienced any losses in such accounts through December 31, 2015.  As of December 31, 2015 the Company had no cash equivalent balances that were not insured.

At December 31, 2015, four customers accounted for 29.5%, 29.3%, 13.1% and 12.2% of accounts receivable.

For the six months ended December 31, 2015, four customers accounted for 24.5%, 19.6%, 13.9% and 13.5% of sales.

During the six months ended December 31, 2015, sales primarily resulted from four sources, sales of FireIce®, Soil2O® and FireIce Shield® which made up 80.2%, 6.7% and 2.9%, respectively, plus paid for research of 10.1% of total revenues. Of the FireIce® sales, 73.1% related to the sale of FireIce® products and 26.9% related to sales of the FireIce Eductors, EMFIDS  and extinguishers. Of the Soil2O® sales, 36.0% related to traditional sales of Soil2O® and 64.0% related to sales of Soil2O® Dust Control, including 14.9% of our new Soil2O Soil Cap product.

Three vendors accounted for 20.1%, 16.1% and 14.4% of the Company’s approximately $570,000 in purchases of raw material and packaging during the six months ended December 31, 2015.

Approximately 0.3% of revenue was generated from customers outside the United States during the six months ended December 31, 2015.

During the six months ended December 31, 2015, our president and principal shareholder provided 100% of our debt financing.